Climate change and energy transition - Carrying amounts of assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	$ 239,600	$ 234,100
Property, plant and equipment	185,077	185,219
Exploration and evaluation assets [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	3,980	4,108	$ 5,000	$ 6,000	$ 7,000	$ 9,000	$ 15,000	$ 18,000	$ 19,000	$ 19,000
Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	101,000	102,000	111,000	117,000	118,000	132,000	150,000	149,000	154,000	169,000
Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment										10,000
Property, plant and equipment not subject to operating leases | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	95,000	96,000	105,000	111,000	112,000	125,000	141,000
Property, plant and equipment subject to operating leases [member] | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	6,000	6,000	6,000	6,000	6,000	7,000	9,000
Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	154,000	151,000	156,000	163,000	166,000	185,000	212,000	214,000	222,000	231,000
Integrated Gas and Upstream segments | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	101,000									169,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	77,000	73,900	72,000	75,000	75,000	79,000	93,000	91,000	94,000	95,000
Property, plant and equipment	61,000	60,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	77,100	76,800	84,000	88,000	91,000	106,000	119,000	123,000	128,000	136,000
Property, plant and equipment	60,200	63,400
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	39,200	37,900	41,000	43,000	42,000	42,000	45,000	38,000	37,000	26,000
Property, plant and equipment	33,600	32,600
Chemicals and Products | Chemicals
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	24,000	24,000	25,000	28,000	27,000	25,000	22,000	18,000	16,000	15,000
Chemicals and Products | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	7,000	6,000	6,000	6,000	6,000	8,000	14,000	14,000	14,000	10,000
Property, plant and equipment		6,000
Chemicals and Products | Other
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	8,000	8,000	10,000	9,000	9,000	9,000	9,000	6,000	7,000	$ 1,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	33,700	34,200	37,000	30,000	27,000	24,000	22,000	16,000	17,000
Property, plant and equipment	21,300	21,400
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	10,400	9,100	$ 10,000	$ 9,000	$ 5,000	$ 3,000	$ 3,000	$ 1,000	$ 1,000
Property, plant and equipment	$ 7,000	$ 5,700